BALANCE SHEET DETAILS - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current liabilities:
Warranty costs	$ 53	$ 54
Accrued professional fees	993	988
Accrued other taxes	36	376
Provision for LD	1,073	1,575
Contract deposits	349	343
Other	869	709
Total other current liabilities	$ 3,373	$ 4,045